As filed with the U.S. Securities and Exchange Commission on February 23, 2007

                                               File Nos. 33-61542 and 811-7662

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

                      Pre-Effective Amendment No.___ ( )

                      Post-Effective Amendment No. 39 (X)
                                    and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940 (X)

                             Amendment No. 39 (X)

                          U.S. GLOBAL ACCOLADE FUNDS
              (Exact Name of Registrant as Specified in Charter)

                 7900 Callaghan Road, San Antonio, Texas 78229
              (Address of Principal Executive Offices) (Zip Code)

                                (210) 308-1234
             (Registrant's Telephone Number, Including Area Code)

                          Frank E. Holmes, President
                          U.S. Global Accolade Funds
                              7900 Callaghan Road
                           San Antonio, Texas 78229
              (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of rule 485
[X]  on March 26, 2007 pursuant to paragraph (b) of rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of rule 485
[ ]  75 days after filing pursuant to paragraph (a)(2) of rule 485
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485
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                          U.S. GLOBAL ACCOLADE FUNDS

                               EXPLANATORY NOTE

This Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A for U.S. Global Accolade Funds ("Registrant") incorporates by reference the Prospectus and Statement of Additional Information that are contained in the Registrant's Post-Effective Amendment No. 32, which was filed with the Securities and Exchange Commission on August 23, 2006. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 32 to March 26, 2007.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the city of San Antonio, State of Texas, on this 23 day of February, 2007.

                                      U.S. GLOBAL ACCOLADE FUNDS


                                      /s/ Frank E. Holmes
                                      --------------------------------------
                                          Frank E. Holmes
                                          President, Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 39 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                      Title                                            Date
---------                      -----                                            ----

/s/  Frank E. Holmes           Trustee, President and Chief Executive Officer   February 23, 2007
----------------------------   Chief Investment Officer
     Frank E. Holmes


*/s/ J. Michael Belz           Trustee                                          February 23, 2007
----------------------------
     J. Michael Belz


*/s/ Richard E. Hughs          Trustee                                          February 23, 2007
----------------------------
     Richard E. Hughs


*/s/ Clark R. Mandigo          Trustee                                          February 23, 2007
----------------------------
     Clark R. Mandigo


*/s/ Catherine A. Rademacher   Treasurer                                        February 23, 2007
----------------------------
     Catherine A. Rademacher


*/s/ Susan B. McGee
----------------------------
     Susan B. McGee, Attorney-in-Fact under
     Power of Attorneys Dated December 18, 1998
     and October 30, 2006 (for Catherine A. Rademacher only)